UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2010 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 97.9%
BASIC MATERIALS 1.5%
Allegheny Technologies	19,500	$1,066,260
Dow Chemical Co.	34,100	917,631
Praxair	11,700	907,920
		2,891,811
CONSUMER—CYCLICAL 9.0%
APPAREL 1.6%
NIKE	44,100	3,191,958
AUTO PARTS EQUIPMENT 0.6%
Genuine Parts Co.	26,400	1,072,104
MEDIA 1.8%
Comcast Corp.	83,900	1,517,751
The Walt Disney Co.	59,000	1,971,780
		3,489,531
RETAIL 4.5%
Hennes & Mauritz AB (Sweden)(a)	17,700	991,286
Nordstrom	53,200	2,112,040
Ross Stores	56,000	2,934,400
Wal-Mart Stores	55,600	2,811,136
		8,848,862
TOYS/GAMES/HOBBIES 0.5%
Mattel	43,800	948,708
TOTAL CONSUMER—CYCLICAL		17,551,163
CONSUMER—NON-CYCLICAL 7.9%
AGRICULTURE 0.4%
Monsanto Co.	16,100	819,007
APPAREL 1.0%
VF Corp.	25,400	1,964,690
BEVERAGE 1.0%
PepsiCo	30,900	1,943,301

	Number
	of Shares	Value
COSMETICS/PERSONAL CARE 1.3%
Procter & Gamble Co.	42,400	$2,590,216
RESTAURANT 1.6%
McDonald’s Corp.	46,100	3,082,707
RETAIL 1.6%
Costco Wholesale Corp.	17,600	1,025,200
CVS Caremark Corp.	57,200	1,980,836
		3,006,036
SPECIALTY RETAIL 1.0%
Home Depot	59,200	2,004,512
TOTAL CONSUMER— NON-CYCLICAL		15,410,469
ENERGY 16.2%
OIL & GAS 14.3%
Apache Corp.	37,500	3,357,750
Chevron Corp.	78,600	5,806,182
CNOOC Ltd. (Hong Kong)(a)	1,228,800	1,899,140
ConocoPhillips	37,500	1,944,750
Devon Energy Corp.	31,800	2,030,430
Exxon Mobil Corp.	90,900	5,495,814
Marathon Oil Corp.	64,700	2,011,523
Occidental Petroleum Corp.	36,400	3,003,364
Total SA (France)(a)	55,700	2,580,384
		28,129,337
OIL & GAS SERVICES 1.9%
Schlumberger Ltd.	40,300	2,262,845
Transocean Ltd.(b)	25,368	1,440,142
		3,702,987
TOTAL ENERGY		31,832,324

	Number
	of Shares	Value
FINANCIAL 22.7%
BANK 9.6%
Bank of America Corp.	363,500	$5,721,490
Bank of New York Mellon Corp.	52,500	1,428,000
BB&T Corp.	62,200	1,880,928
SunTrust Banks	35,600	959,420
Toronto-Dominion Bank (Canada)	27,600	1,889,772
US Bancorp	98,300	2,355,268
Wells Fargo & Co.	158,200	4,538,758
		18,773,636
CREDIT CARD 0.8%
American Express Co.	38,700	1,542,969
DIVERSIFIED FINANCIAL SERVICE 8.3%
Citigroup(b)	749,100	2,966,436
Franklin Resources	19,300	1,893,137
Goldman Sachs Group	27,300	3,938,298
JPMorgan Chase & Co.	146,700	5,806,386
Morgan Stanley	64,600	1,751,306
		16,355,563
INSURANCE 4.0%
Chubb Corp.	30,300	1,522,272
Everest Re Group Ltd.	12,800	930,304
HCC Insurance Holdings	76,800	1,925,376
MetLife	83,500	3,380,915
		7,758,867
TOTAL FINANCIAL		44,431,035
HEALTH CARE 10.0%
HEALTH CARE PROVIDERS & SERVICES 1.0%
UnitedHealth Group	47,800	1,389,546
Universal Health Services	15,600	661,128
		2,050,674

	Number
	of Shares	Value
HEALTHCARE PRODUCTS 2.8%
Covidien Ltd.	42,700	$1,810,053
Johnson & Johnson	32,600	1,900,580
Medtronic	45,200	1,770,936
		5,481,569
PHARMACEUTICAL 6.2%
Abbott Laboratories	50,900	2,420,804
Merck & Co.	73,500	2,476,215
Pfizer	313,000	4,766,990
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	44,600	2,444,972
		12,108,981
TOTAL HEALTH CARE		19,641,224
INDUSTRIAL 10.8%
AEROSPACE & DEFENSE 5.1%
Boeing Co.	14,400	924,192
General Dynamics Corp.	47,500	3,225,250
L-3 Communications Holdings	33,300	2,751,579
Lockheed Martin Corp.	38,300	3,060,936
		9,961,957
DIVERSIFIED MANUFACTURING 3.7%
3M Co.	11,600	919,996
Caterpillar	18,100	1,099,756
General Electric Co.	315,600	5,160,060
		7,179,812
ENVIRONMENTAL CONTROL 0.7%
Waste Management	44,000	1,430,440
TRANSPORTATION 1.3%
Norfolk Southern Corp.	17,800	1,004,988
United Parcel Service	25,800	1,619,208
		2,624,196
TOTAL INDUSTRIAL		21,196,405

	Number
	of Shares	Value
MATERIALS 1.8%
CHEMICALS 1.4%
Ecolab	23,600	$1,114,628
Sigma-Aldrich Corp.	30,000	1,598,400
		2,713,028
METALS & MINING 0.4%
Freeport-McMoRan Copper & Gold	12,700	889,635
TOTAL MATERIALS		3,602,663
REAL ESTATE 3.0%
OFFICE 1.1%
Corporate Office Properties Trust	27,400	1,038,734
Hongkong Land Holdings Ltd. (USD) (Singapore)(a)	220,000	1,049,089
		2,087,823
SELF STORAGE 0.8%
Public Storage	17,700	1,640,613
SHOPPING CENTER- REGIONAL MALL 1.1%
Simon Property Group	24,397	2,074,477
TOTAL REAL ESTATE		5,802,913
TECHNOLOGY 6.9%
IT SERVICES 0.9%
Automatic Data Processing	44,000	1,798,720
SEMICONDUCTORS 2.5%
Intel Corp.	110,200	2,360,484
Texas Instruments	101,700	2,483,514
		4,843,998
SOFTWARE 2.5%
Microsoft Corp.	86,100	2,221,380
Oracle Corp.	121,800	2,749,026
		4,970,406

		Number of Shares	Value
TELECOMMUNICATION EQUIPMENT 1.0%
QUALCOMM		53,800	$1,913,128
TOTAL TECHNOLOGY			13,526,252
TELECOMMUNICATION SERVICES 3.2%
AT&T		136,900	3,326,670
China Mobile Ltd. (ADR) (Hong Kong)		33,100	1,541,467
Verizon Communications		51,500	1,417,280
			6,285,417
UTILITIES 4.9%
ELECTRIC UTILITIES 1.8%
FPL Group		72,700	3,629,911
MULTI UTILITIES 3.1%
Sempra Energy		64,000	2,944,000
Wisconsin Energy Corp.		63,500	3,111,500
			6,055,500
TOTAL UTILITIES			9,685,411
TOTAL COMMON STOCK (Identified cost—$190,349,392)			191,857,087
SHORT-TERM INVESTMENTS 1.8%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.05%(c)		1,780,349	1,780,349
State Street Institutional Liquid Reserves, 0.18%(c)		1,781,467	1,781,467
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,561,816)			3,561,816
TOTAL INVESTMENTS (Identified cost—$193,911,208)	99.7%		195,418,903
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		597,985
NET ASSETS	100.0%		$196,016,888

Glossary of Portfolio Abbreviations
ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 3.3% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

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The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

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	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Consumer Cyclical	$17,551,163	$16,559,877	$991,286	—
Common Stock — Energy	31,832,324	27,352,800	4,479,524	—
Common Stock — Other Industries	142,473,600	142,473,600	—	—
Money Market Funds	3,561,816	—	3,561,816	—
Total Investments	$195,418,903	$186,386,277	$9,032,626	—

Note 2. Income Tax Information

As of May 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$11,438,624
Gross unrealized depreciation	(9,930,929)
Net unrealized appreciation	$1,507,695

Cost for federal income tax purposes	$193,911,208

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Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: July 29, 2010